STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2012
STOCK-BASED COMPENSATION
Stock option activity

	2012		2011		2010

	Number of Stock Options	Weighted Average Exercise Price	Number of Stock Options	Weighted Average Exercise Price	Number of Stock Options	Weighted Average Exercise Price

Outstanding, beginning of year	8,959,051	C$62.88	6,762,704	C$56.94	5,707,940	C$53.85

Granted	3,257,000	36.99	2,630,785	76.12	2,926,080	57.55

Exercised	(416,275)	43.51	(308,688)	43.62	(1,627,766)	47.02

Forfeited	(731,000)	59.72	(125,750)	67.47	(243,550)	58.03

Expired	(481,650)	47.49	–	–	–	–

Outstanding, end of year	10,587,126	C$56.60	8,959,051	C$62.88	6,762,704	C$56.94

Options exercisable at end of year	6,510,464		5,178,172		2,972,857

Activity of nonvested stock options

	2012

	Number of Stock Options		Weighted Average Grant Date Fair Value

Nonvested, beginning of year	3,780,879	C$	17.79

Granted	3,257,000		8.29

Vested	(2,625,467)		15.63

Forfeited (nonvested)	(335,750)		12.50

Nonvested, end of year	4,076,662	C$	13.33

Options outstanding and exercisable by exercise price ranges

  The following table summarizes information about Agnico-Eagle's stock options outstanding and exercisable at December 31, 2012:

	Stock Options Outstanding			Stock Options Exercisable

Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number Exercisable	Weighted Average Exercise Price

C$33.26 – C$59.71	6,378,941	2.50 years	C$47.45	3,485,921	C$52.68

C$60.72 – C$83.08	4,208,185	2.14 years	70.46	3,024,543	68.18

C$33.26 – C$83.08	10,587,126	2.36 years	C$56.60	6,510,464	C$59.88

Schedule of weighted average assumptions under the Black-Scholes option pricing model

	2012	2011	2010

Risk-free interest rate	1.26%	1.95%	1.86%

Expected life of stock options (in years)	2.8	2.5	2.5

Expected volatility of Agnico-Eagle's share price	37.5%	34.70%	43.80%

Expected dividend yield	2.14%	0.89%	0.42%